Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 31, 2014

to the Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D

Shares of Allianz Funds

Dated August 29, 2014 (as supplemented thereafter)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 8-9, 2014, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2014 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI International Managed Volatility Fund

Within the Fund Summary relating to the AllianzGI International Managed Volatility Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class P	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.90%	0.25%	0.01%	1.16%	(0.20)%	0.96%
Class C	0.90	1.00	0.01	1.91	(0.20)	1.71
Class R	0.90	0.50	0.01	1.41	(0.20)	1.21
Institutional	0.80	None	0.01	0.81	(0.20)	0.61
Class P	0.90	None	0.01	0.91	(0.20)	0.71
Class D	0.90	0.25	0.01	1.16	(0.20)	0.96

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2014, AGIFM has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its administrative fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the contractual fee rate by 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$643	$879	$1,135	$1,865	$643	$879	$1,135	$1,865
Class C	274	581	1,013	2,216	174	581	1,013	2,216
Class R	123	427	752	1,674	123	427	752	1,674
Institutional	62	239	430	983	62	239	430	983
Class P	73	270	484	1,101	73	270	484	1,101
Class D	98	349	619	1,391	98	349	619	1,391

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.95%	0.25%	0.01%	1.21%	(0.03)%	1.18%
Class B	0.95	1.00	0.01	1.96	(0.03)	1.93
Class C	0.95	1.00	0.01	1.96	(0.03)	1.93
Class R	0.95	0.50	0.01	1.46	(0.03)	1.43
Institutional	0.85	None	0.01	0.86	(0.08)	0.78
Class R6	0.80	None	0.01	0.81	(0.08)	0.73
Class P	0.95	None	0.01	0.96	(0.03)	0.93
Administrative	0.85	0.25	0.01	1.11	(0.08)	1.03
Class D	0.95	0.25	0.01	1.21	(0.03)	1.18

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2014, AGIFM has contractually agreed to observe, through October 31, 2015, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Class R6, Institutional Class and Administrative Class shares, which reduces the contractual fee rate of 0.25%, 0.30% and 0.30%, respectively, by 0.05% of the Fund’s daily net assets attributable to the particular share class.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$664	$910	$1,176	$1,933	$664	$910	$1,176	$1,933
Class B	696	912	1,254	1,998	196	612	1,054	1,998
Class C	296	612	1,054	2,283	196	612	1,054	2,283
Class R	146	459	795	1,744	146	459	795	1,744
Institutional	80	266	469	1,053	80	266	469	1,053
Class R6	75	251	442	994	75	251	442	994
Class P	95	303	528	1,175	95	303	528	1,175
Administrative	105	345	604	1,345	105	345	604	1,345
Class D	120	381	662	1,463	120	381	662	1,463

Disclosure Relating to AllianzGI NFJ International Value Fund

Within the Fund Summary relating to the AllianzGI NFJ International Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.03%	0.25%	0.01%	1.29%	(0.02)%	1.27%
Class C	1.03	1.00	0.01	2.04	(0.02)	2.02
Class R	1.03	0.50	0.01	1.54	(0.02)	1.52
Institutional	0.93	None	0.01	0.94	(0.02)	0.92
Class R6	0.88	None	0.01	0.89	(0.02)	0.87
Class P	1.03	None	0.01	1.04	(0.02)	1.02
Administrative	0.93	0.25	0.01	1.19	(0.02)	1.17
Class D	1.03	0.25	0.01	1.29	(0.02)	1.27

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2014, AGIFM has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its administrative fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the contractual fee rate by 0.025%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$672	$935	$1,217	$2,019	$672	$935	$1,217	$2,019
Class C	305	638	1,096	2,367	205	638	1,096	2,367
Class R	155	484	838	1,833	155	484	838	1,833
Institutional	94	298	518	1,153	94	298	518	1,153
Class R6	89	282	491	1,094	89	282	491	1,094
Class P	104	329	572	1,269	104	329	572	1,269
Administrative	119	376	652	1,441	119	376	652	1,441
Class D	129	407	706	1,555	129	407	706	1,555

Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to the AllianzGI Opportunity Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class P	None	None
Administrative	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.05%	0.25%	0.01%	1.31%	(0.05)%	1.26%
Class B	1.05	1.00	0.01	2.06	(0.05)	2.01
Class C	1.05	1.00	0.01	2.06	(0.05)	2.01
Class R	1.05	0.50	0.01	1.56	(0.05)	1.51
Institutional	0.95	None	0.01	0.96	(0.05)	0.91
Class P	1.05	None	0.01	1.06	(0.05)	1.01
Administrative	0.95	0.25	0.01	1.21	(0.05)	1.16
Class D	1.05	0.25	0.01	1.31	(0.05)	1.26

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2014, AGIFM has contractually agreed to observe, through October 31, 2015, an irrevocable fee waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$671	$938	$1,224	$2,038	$671	$938	$1,224	$2,038
Class B	704	941	1,304	2,103	204	641	1,104	2,103
Class C	304	641	1,104	2,386	204	641	1,104	2,386
Class R	154	488	845	1,852	154	488	845	1,852
Institutional	93	301	526	1,173	93	301	526	1,173
Class P	103	332	580	1,290	103	332	580	1,290
Administrative	118	379	660	1,462	118	379	660	1,462
Class D	128	410	713	1,575	128	410	713	1,575

Disclosure Relating to All Series

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Emerging Markets Opportunities, AllianzGI Global Small-Cap and AllianzGI Technology(1) Funds	0.90%
AllianzGI Wellness Fund	0.80%
AllianzGI Global Natural Resources Fund	0.70%
AllianzGI Income & Growth,(2) AllianzGI NFJ All-Cap Value and AllianzGI Small-Cap Blend Funds	0.65%
AllianzGI Opportunity(3), AllianzGI NFJ International Value(4) and AllianzGI NFJ Mid-Cap Value Funds	0.60%
AllianzGI NFJ Small-Cap Value Fund(5)	0.56%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI Focused Growth, AllianzGI NFJ Dividend Value(6) and AllianzGI NFJ Large-Cap Value Funds	0.45%
AllianzGI International Managed Volatility Fund	0.40%
AllianzGI U.S. Managed Volatility	0.30%

(1)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(2)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(3)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable fee waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.05% to 0.60%. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(4)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(5)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(6)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administrative Fees” is hereby revised in its entirety as follows:

	Administration Fees
Allianz Fund	Class A	Class B	Class C	Class R	Institutional Class	Class R6	Class P	Administrative Class	Class D
AllianzGI Emerging Markets Opportunities Fund	0.50%	N/A	0.50%	N/A	0.40%	N/A	0.50%	N/A	0.50%
AllianzGI Focused Growth Fund	0.40%	0.40%	0.40%	0.40%	0.30%	N/A	0.40%	0.30%	0.40%
AllianzGI Income & Growth Fund	0.39%	N/A	0.39%	0.39%	0.29%	N/A	0.39%	N/A	0.39%
AllianzGI International Managed Volatility Fund(1)	0.30%	N/A	0.30%	0.30%	0.20%	N/A	0.30%	N/A (4)	0.30%
AllianzGI Opportunity Fund	0.40%	0.40%	0.40%	0.40%	0.30%	N/A	0.40%	0.30%	0.40%
AllianzGI U.S. Managed Volatility Fund	0.40%	0.40%	0.40%	N/A	0.30%	N/A	0.40%	N/A (4)	0.40%
AllianzGI NFJ All-Cap Value Fund	0.40%	0.40%	0.40%	N/A	0.30%	N/A	0.40%	N/A (4)	0.40%
AllianzGI NFJ Dividend Value Fund	0.34%	0.34%	0.34%	0.34%	0.24%	0.19%	0.34%	0.24%	0.34%
AllianzGI NFJ International Value Fund(2)	0.38%	N/A	0.38%	0.38%	0.28%	0.25%	0.38%	0.28%	0.38%
AllianzGI NFJ Large-Cap Value Fund	0.40%	0.40%	0.40%	0.40%	0.30%	N/A	0.40%	0.30%	0.40%
AllianzGI NFJ Mid-Cap Value Fund	0.40%	0.40%	0.40%	0.40%	0.30%	N/A	0.40%	0.30%	0.40%
AllianzGI NFJ Small-Cap Value Fund(3)	0.35%	0.35%	0.35%	0.35%	0.20%	0.15%	0.35%	0.20%	0.35%
AllianzGI Global Natural Resources Fund	0.45%	N/A	0.45%	N/A	0.35%	N/A	0.45%	N/A	0.45%
AllianzGI Global Small-Cap Fund	0.45%	0.45%	0.45%	N/A	0.35%	N/A	0.45%	N/A	0.45%
AllianzGI Mid-Cap Fund	0.40%	0.40%	0.40%	0.40%	0.30%	N/A	0.40%	0.30%	0.40%
AllianzGI Small-Cap Blend Fund	0.40%	N/A	0.40%	N/A	0.30%	N/A	0.40%	N/A	0.40%
AllianzGI Technology Fund	0.40%	0.40%	0.40%	N/A	0.30%	N/A	0.40%	0.30%	0.40%
AllianzGI Wellness Fund	0.40%	0.40%	0.40%	N/A	N/A	N/A	N/A	N/A	0.40%

(1)	Effective November 1, 2014, the Administrator has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate by 0.20%. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(2)	Effective November 1, 2012, the Administrator had contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its Administrative Fees which reduced the contractual fee rate by 0.05%. From November 1, 2012 through October 31, 2013, the Administrator had voluntarily agreed to observe an additional waiver of a portion of its Administrative Fees which reduced the contractual fee rate by an additional 0.025%. From November 1, 2013 through December 15, 2013, the Administrator had agreed to observe a waiver of a portion of its Administrative Fees which reduced the contractual fee rate by 0.075%. The Administrator has contractually agreed to observe, effective December 16, 2013, through October 31, 2015, an irrevocable waiver of a portion of its Administrative Fees which reduces the contractual fee rate by 0.025%.
(3)	Effective November 1, 2014, the Administrator has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Administrative Fees paid by Institutional Class, Class R6 and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to these particular share classes. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(4)	Effective May 21, 2014, Administrative Class shares of the Fund were terminated.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 31, 2014

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 29, 2014 (as supplemented thereafter)

Disclosure Relating to All Series (each, a “Fund,” and collectively, the “Funds”)

Within the Management of the Trust section, the first table in the “Investment Adviser – Advisory Agreement” sub-section is hereby revised in its entirety as follows:

The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Advisory Fee Rate
Emerging Markets Opportunities, Global Small-Cap and Technology(1)	0.90%
Wellness	0.80%
Global Natural Resources	0.70%
Income & Growth(2), Small-Cap Blend Fund and NFJ All-Cap Value and Opportunity(3)	0.65%
NFJ International Value(4), NFJ Mid-Cap Value and NFJ Small-Cap Value(5)	0.60%
Mid-Cap	0.47%
NFJ Dividend Value(6), NFJ Large-Cap Value and Focused Growth	0.45%
International Managed Volatility	0.40%
U.S. Managed Volatility	0.30%

(1)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(2)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(3)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable fee waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.05% to 0.60%. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(4)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(5)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(6)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.

Within the Management of the Trust section, the “Administrative Fee Rate” table in the “Fund Administrator” sub-section is hereby revised in its entirety as follows:

Administrative Fee Rate

Fund	Institutional and Administrative Classes(1)	Class R6(1)	Class A, Class B, Class C, Class D, and Class R(1)	Class P(1)
Emerging Markets Opportunities	0.40%	N/A	0.50%	0.50%
Focused Growth	0.30%	N/A	0.40%	0.40%
Global Natural Resources	0.35%	N/A	0.45%	0.45%
Global Small-Cap	0.35%	N/A	0.45%	0.45%
Income & Growth	0.30%	N/A	0.40%	0.40%
International Managed Volatility(2)	0.40%	N/A	0.50%	0.50%
Mid-Cap	0.30%	N/A	0.40%	0.40%
NFJ All-Cap Value	0.30%	N/A	0.40%	0.40%
NFJ Dividend Value	0.30%	0.25%	0.40%	0.40%
NFJ International Value(3)	0.40%	0.35%	0.50%	0.50%
NFJ Large-Cap Value	0.30%	N/A	0.40%	0.40%
NFJ Mid-Cap Value	0.30%	N/A	0.40%	0.40%
NFJ Small-Cap Value	0.30%(4)	0.25%(4)	0.40%	0.40%
Opportunity	0.30%	N/A	0.40%	0.40%
Small-Cap Blend	0.30%	N/A	0.40%	0.40%
Technology	0.30%	N/A	0.40%	0.40%
U.S. Managed Volatility	0.30%	N/A	0.40%	0.40%
Wellness	N/A	N/A	0.40%	N/A

(1)

The total Administrative Fee rate for each class of shares of the AllianzGI Emerging Markets Opportunities, AllianzGI International Managed Volatility and AllianzGI NFJ International Value Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administrative Fee rate for each class of shares of the AllianzGI Global Natural Resources and AllianzGI Global Small-Cap Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administrative Fee rate for each class of shares of all other Allianz Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.
(2)	Effective November 1, 2014, the Administrator has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate by 0.20%. An identical waiver arrangement was in place from November 1, 2013 through October 31, 2014.
(3)	From November 1, 2012 through October 31, 2013, the Administrator had voluntarily agreed to observe an additional waiver of a portion of its Administrative Fees which reduced the contractual fee rate by an additional 0.025%. From November 1, 2013 through December 15, 2013, the Administrator had agreed to observe a waiver of a portion of its Administrative Fees which reduced the contractual fee rate by 0.075%. The Administrator has contractually agreed to observe, effective December 16, 2013, through October 31, 2015, an irrevocable waiver of a portion of its Administrative Fees which reduces the contractual fee rate by 0.025%.
(4)	Effective November 1, 2014, the Administrator has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Administrative Fees paid by Institutional Class, Class R6 and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to these particular share classes. An identical waiver arrangement was in place for the Fund’s Administrative Class and Institutional Class shares from November 1, 2013 through October 31, 2014.

Please retain this Supplement for future reference.